CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (PARENTHETICAL) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Actuarial gain (loss) and plan amendments, tax		$ 3	$ 0	$ 0
Reclassification of settlement cost included in net loss, tax		0	0	0
Amortization of unrecognized prior service cost (credit) and actuarial loss (gain), tax	[1]	$ 0	$ 0	$ 0

[1]	Amounts are associated with our defined benefit pension and other post-employment benefit plans and are included in the computation of net periodic pension cost. Please read Note 19—Employee Compensation, Savings, Pension and Other Post-Employment Benefit Plans for further discussion.